Reconciliation of Financial Statements to Form 5500 (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Assets
Net assets available for benefits per the financial statements	$ 3,892,629,039	$ 3,618,213,518	$ 3,174,576,540
Deemed distributions of participant loans	(253,140)	(198,891)
Net assets available for benefits per Form 5500	3,892,375,899	3,618,014,627
Net Income
Net increase in net assets available for benefits per the financial statements	274,415,521	443,636,978
Change in deemed distributions of participant loans	(54,249)	22,467
Change in difference between contract value and fair value of fully benefit-responsive investment contracts	0	10,883,954
Net income per Form 5500	$ 274,361,272	$ 454,543,399